UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489
                                                     ---------

                      Oppenheimer International Growth Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                      Date of reporting period: 02/29/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

                                                                  SHARES                     VALUE
                                                                ---------              ----------------
COMMON STOCKS -- 93.1%
CONSUMER DISCRETIONARY -- 16.8%
AUTO COMPONENTS -- 1.1%
Continental AG                                                    302,876              $     29,714,142
                                                                ---------              ----------------

AUTOMOBILES -- 3.1%
Bayerische Motoren Werke (BMW) AG                                 315,207                    17,345,236
                                                                ---------              ----------------
Ducati Motor Holding SpA (1)                                    7,223,100                    17,975,639
                                                                ---------              ----------------
Honda Motor Co.                                                   356,646                    10,892,834
                                                                ---------              ----------------
Porsche Automobil Holding                                           8,105                    13,974,392
                                                                ---------              ----------------
Toyota Motor Corp.                                                343,565                    18,697,756
                                                                                       ----------------
                                                                                             78,885,857
                                                                                       ----------------

DIVERSIFIED CONSUMER SERVICES -- 0.3%
Dignity plc                                                       593,780                     8,560,779
                                                                ---------              ----------------

HOTELS, RESTAURANTS & LEISURE -- 0.8%
Carnival Corp.                                                    344,960                    13,574,176
                                                                ---------              ----------------
William Hill plc                                                  802,942                     5,967,327
                                                                                       ----------------
                                                                                             19,541,503
                                                                                       ----------------

HOUSEHOLD DURABLES -- 2.3%
Daito Trust Construction Co. Ltd.                                 315,387                    17,060,776
                                                                ---------              ----------------
Groupe SEB SA                                                     119,841                    20,737,958
                                                                ---------              ----------------
Sony Corp.                                                        437,645                    20,456,601
                                                                                       ----------------
                                                                                             58,255,335
                                                                                       ----------------

MEDIA -- 3.0%
British Sky Broadcasting Group plc                                782,368                     8,773,589
                                                                ---------              ----------------
Grupo Televisa SA, Sponsored GDR                                  581,440                    12,791,680
                                                                ---------              ----------------
Mediaset SpA                                                    2,066,525                    18,569,856
                                                                ---------              ----------------
Societe Television Francaise 1                                    499,436                    11,828,987
                                                                ---------              ----------------
Vivendi SA                                                        358,077                    14,139,298
                                                                ---------              ----------------
Zee Entertainment Enterprises Ltd.                              1,763,300                    10,506,420
                                                                                       ----------------

                                                                                             76,609,830
                                                                                       ----------------

MULTILINE RETAIL -- 0.9%

Next plc                                                          608,058                    15,411,503
                                                                ---------              ----------------
Pinault-Printemps-Redoute SA                                       66,800                     9,128,002
                                                                                       ----------------
                                                                                             24,539,505
                                                                                       ----------------

SPECIALTY RETAIL -- 2.4%

Carphone Warehouse plc (The)                                    2,630,460                    15,908,513
                                                                ---------              ----------------
H&M Hennes & Mauritz AB, Cl. B                                    403,685                    22,641,892
                                                                ---------              ----------------
Industria de Diseno Textil SA                                     447,640                    22,979,517
                                                                                       ----------------
                                                                                             61,529,922
                                                                                       ----------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.9%
Burberry Group plc                                              1,802,254                    14,945,863
                                                                ---------              ----------------
Compagnie Financiere Richemont AG, A Shares                       278,262                    16,065,372
                                                                ---------              ----------------
Luxottica Group SpA                                               592,050                    16,288,598
                                                                ---------              ----------------
LVMH Moet Hennessey Louis Vuitton                                 119,420                    12,288,478
                                                                ---------              ----------------
Swatch Group AG (The), Cl. B                                       56,113                    16,430,219
                                                                                       ----------------
                                                                                             76,018,530
                                                                                       ----------------

CONSUMER STAPLES -- 5.2%

BEVERAGES -- 1.8%
C&C Group plc                                                   2,098,681                    14,259,793
                                                                ---------              ----------------

                    1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
BEVERAGES CONTINUED
Foster's Group Ltd.                                               672,826              $      3,307,262
                                                                ---------              ----------------
Heineken NV                                                       181,595                    10,239,243
                                                                ---------              ----------------
Pernod-Ricard SA                                                  187,352                    19,938,193
                                                                                       ----------------
                                                                                             47,744,491
                                                                                       ----------------

FOOD & STAPLES RETAILING -- 0.7%
William Morrison Supermarkets plc                               1,066,829                     6,236,506
                                                                ---------              ----------------
Woolworths Ltd.                                                   404,387                    10,753,408
                                                                                       ----------------
                                                                                             16,989,914
                                                                                       ----------------

FOOD PRODUCTS -- 2.0%
Barry Callebaut AG (1)                                             41,169                    35,217,807
                                                                ---------              ----------------
Cadbury Schweppes plc                                             637,996                     7,087,767
                                                                ---------              ----------------
Nestle SA                                                          22,618                    10,810,078
                                                                                       ----------------
                                                                                             53,115,652
                                                                                       ----------------

PERSONAL PRODUCTS -- 0.7%
L'Oreal SA                                                        145,033                    17,185,138
                                                                ---------              ----------------

ENERGY -- 4.7%
ENERGY EQUIPMENT & SERVICES -- 1.4%
Technip SA                                                        453,892                    36,900,450
                                                                ---------              ----------------
OIL, GAS & CONSUMABLE FUELS -- 3.3%
BG Group plc                                                    1,554,527                    36,622,579
                                                                ---------              ----------------
BP plc, ADR                                                       212,095                    13,758,603
                                                                ---------              ----------------
Total SA                                                          304,504                    22,993,427
                                                                ---------              ----------------
Tsakos Energy Navigation Ltd.                                     333,950                    10,926,844
                                                                                       ----------------
                                                                                             84,301,453
                                                                                       ----------------

FINANCIALS -- 11.7%
CAPITAL MARKETS -- 3.4%
3i Group plc                                                      593,348                     9,644,292
                                                                ---------              ----------------
Collins Stewart plc                                             5,400,173                    14,269,629
                                                                ---------              ----------------
Credit Suisse Group                                               153,452                     7,535,428
                                                                ---------              ----------------
ICAP plc                                                          691,930                     8,602,787
                                                                ---------              ----------------
Mediobanca SpA                                                    353,130                     6,790,555
                                                                ---------              ----------------
Tullett Prebon plc                                              4,036,338                    40,502,935
                                                                                       ----------------
                                                                                             87,345,626
                                                                                       ----------------

COMMERCIAL BANKS -- 3.8%
Anglo Irish Bank Corp.                                          2,215,628                    31,321,472
                                                                ---------              ----------------
ICICI Bank Ltd., Sponsored ADR                                    524,890                    27,210,298
                                                                ---------              ----------------
Royal Bank of Scotland Group plc (The)                          2,098,967                    15,820,362
                                                                ---------              ----------------
Societe Generale, Cl. A                                           109,213                    11,701,180
                                                                ---------              ----------------
UniCredito Italiano SpA (2)                                       549,695                     4,035,022
                                                                ---------              ----------------
UniCredito SpA (2)                                              1,058,785                     7,768,164
                                                                                       ----------------
                                                                                             97,856,498
                                                                                       ----------------

INSURANCE -- 1.8%
Allianz SE                                                         68,850                    12,025,233
                                                                ---------              ----------------
AMP Ltd.                                                        1,146,713                     8,463,004
                                                                ---------              ----------------
Prudential plc                                                    663,578                     7,934,972
                                                                ---------              ----------------
QBE Insurance Group Ltd.                                          931,500                    19,219,562
                                                                                       ----------------
                                                                                             47,642,771

                    2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.5%

DIC Asset AG                                                      359,499              $     11,095,513
                                                                ---------              ----------------
Solidere, GDR (2)                                                  74,732                     1,542,543
                                                                ---------              ----------------
Solidere, GDR (2,3)                                               785,925                    16,222,278
                                                                ---------              ----------------
Sumitomo Realty & Development Co. Ltd.                            574,700                     9,754,628
                                                                                       ----------------
                                                                                             38,614,962
                                                                                       ----------------

THRIFTS & MORTGAGE FINANCE -- 1.2%
Housing Development Finance Corp. Ltd.                            281,100                    19,432,751
                                                                ---------              ----------------
Paragon Group Cos. plc                                          5,364,918                    11,799,696
                                                                                       ----------------
                                                                                             31,232,447
                                                                                       ----------------

HEALTH CARE -- 14.3%
BIOTECHNOLOGY -- 3.3%
CSL Ltd.                                                          584,300                    19,611,067
                                                                ---------              ----------------
Marshall Edwards, Inc. (1,4)                                    1,717,263                     3,760,806
                                                                ---------              ----------------
Marshall Edwards, Inc. (1,3)                                    1,565,438                     3,428,309
                                                                ---------              ----------------
NeuroSearch AS (1)                                                438,028                    27,210,361
                                                                ---------              ----------------
NicOx SA (1)                                                    1,731,521                    27,912,534
                                                                ---------              ----------------
Santhera Pharmaceuticals (1)                                       50,423                     3,993,566
                                                                                       ----------------
                                                                                             85,916,643
                                                                                       ----------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 6.8%

Essilor International SA                                          193,196                    11,483,077
                                                                ---------              ----------------
Nobel Biocare Holding AG                                           65,648                    15,976,353
                                                                ---------              ----------------
Smith & Nephew plc                                              1,163,370                    15,059,807
                                                                ---------              ----------------
Sonova Holding AG                                                 231,295                    21,971,651
                                                                ---------              ----------------
Straumann Holding AG                                               48,556                    14,287,346
                                                                ---------              ----------------
Synthes, Inc.                                                     264,178                    37,014,039
                                                                ---------              ----------------
Terumo Corp.                                                      300,680                    16,323,770
                                                                ---------              ----------------
William Demant Holding AS (1)                                     627,305                    44,891,920
                                                                                       ----------------
                                                                                            177,007,963
                                                                                       ----------------

HEALTH CARE PROVIDERS & SERVICES -- 1.3%
Sonic Healthcare Ltd.                                           2,527,000                    33,404,942
                                                                ---------              ----------------
HEALTH CARE TECHNOLOGY -- 0.1%
Ortivus AB, Cl. B (1,5)                                         1,638,150                     1,430,021
                                                                ---------              ----------------
LIFE SCIENCES TOOLS & SERVICES -- 0.2%
Art Advanced Research Technologies, Inc. (1,5)                  1,721,500                       306,083
                                                                ---------              ----------------
Art Advanced Research Technologies, Inc. (1,3,5)                6,078,506                     1,080,761
                                                                ---------              ----------------
Art Advanced Research Technologies, Inc. (1,4,5)                1,901,125                       338,021
                                                                ---------              ----------------
Art Advanced Research Technologies, Inc., Series 1 (1,5)        3,124,013                       555,451
                                                                ---------              ----------------
Art Advanced Research Technologies, Inc., Series 2 (1,5)          976,420                       173,608
                                                                ---------              ----------------
BTG plc (1)                                                     2,217,651                     3,921,848
                                                                                       ----------------
                                                                                              6,375,772
                                                                                       ----------------

PHARMACEUTICALS -- 2.6%
Astellas Pharma, Inc.                                             111,005                     4,868,942
                                                                ---------              ----------------
GlaxoSmithKline plc                                               145,181                     3,179,062
                                                                ---------              ----------------
H. Lundbeck AS                                                     99,095                     2,361,092
                                                                ---------              ----------------
Novogen Ltd. (1,5)                                              6,618,140                     6,596,685
                                                                ---------              ----------------

                    3 | OPPENHEIMER INTERNATIONAL GRWOTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

                                                                 SHARES                     VALUE
                                                               ----------              ----------------
PHARMACEUTICALS CONTINUED

Oxagen Ltd. (1,4)                                                 214,287              $          2,143
                                                               ----------              ----------------
Roche Holding AG                                                  114,096                    22,443,499
                                                               ----------              ----------------
Sanofi-Aventis SA                                                 154,367                    11,433,985
                                                               ----------              ----------------
Shionogi & Co. Ltd.                                               368,200                     6,306,056
                                                               ----------              ----------------
Takeda Pharmaceutical Co. Ltd.                                    166,850                     9,274,630
                                                                                       ----------------
                                                                                             66,466,094
                                                                                       ----------------

INDUSTRIALS -- 16.1%
AEROSPACE & DEFENSE -- 1.0%
Empresa Brasileira de Aeronautica SA                            2,370,446                    26,492,478
                                                               ----------              ----------------

COMMERCIAL SERVICES & SUPPLIES -- 2.9%
Capita Group plc                                                3,535,871                    45,772,007
                                                               ----------              ----------------
Experian Group Ltd.                                             1,258,595                    10,554,549
                                                               ----------              ----------------
Prosegur Compania de Seguridad SA                                 475,924                    18,207,393
                                                                                       ----------------
                                                                                             74,533,949
                                                                                       ----------------

CONSTRUCTION & ENGINEERING -- 2.2%
Koninklijke Boskalis Westminster NV                               404,278                    22,338,921
                                                               ----------              ----------------
Leighton Holdings Ltd.                                            663,890                    27,710,302
                                                               ----------              ----------------
Vinci SA                                                           97,288                     6,708,515
                                                               ----------              ----------------
                                                                                             56,757,738
                                                                                       ----------------

ELECTRICAL EQUIPMENT -- 4.8%
ABB Ltd.                                                        2,285,861                    57,028,825
                                                               ----------              ----------------
Alstom                                                            196,070                    41,103,345
                                                               ----------              ----------------
Ceres Power Holdings plc (1)                                    2,558,260                    11,945,935
                                                               ----------              ----------------
Ushio, Inc.                                                       644,550                    13,406,262
                                                                                       ----------------
                                                                                            123,484,367
                                                                                       ----------------

INDUSTRIAL CONGLOMERATES -- 1.1%
Koninklijke (Royal) Philips Electronics NV                        226,810                     8,863,914
                                                               ----------              ----------------
Siemens AG                                                        164,855                    20,840,573
                                                               ----------              ----------------
                                                                                             29,704,487
                                                                                       ----------------
MACHINERY -- 3.0%
Aalberts Industries NV                                          1,697,484                    32,857,020
                                                               ----------              ----------------
Demag Cranes AG                                                   306,351                    13,175,914
                                                               ----------              ----------------
Hyundai Heavy Industries Co. Ltd.                                  64,493                    25,528,714
                                                               ----------              ----------------
Takeuchi Mfg. Co. Ltd.                                            221,629                     5,475,233
                                                               ----------              ----------------
                                                                                             77,036,881
                                                                                       ----------------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%

Bunzl plc                                                       1,697,880                    23,319,950
                                                               ----------              ----------------
Wolseley plc                                                      463,630                     5,659,351
                                                               ----------              ----------------
                                                                                             28,979,301
                                                                                       ----------------

INFORMATION TECHNOLOGY -- 15.7%
COMMUNICATIONS EQUIPMENT -- 2.9%
Nokia Oyj                                                         349,625                    12,575,663
                                                               ----------              ----------------
Tandberg ASA                                                    2,021,405                    29,815,491
                                                               ----------              ----------------
Telefonaktiebolaget LM Ericsson, B Shares                      15,161,930                    32,643,819
                                                               ----------              ----------------
                                                                                             75,034,973
                                                                                       ----------------

COMPUTERS & PERIPHERALS -- 0.7%
Logitech International SA (1)                                     686,141                    17,519,024

                    4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.2%
Hoya Corp.                                                        774,675              $     19,696,307
                                                                ---------              ----------------
Ibiden Co. Ltd.                                                   174,283                     8,330,432
                                                                ---------              ----------------
Keyence Corp.                                                      97,174                    22,569,635
                                                                ---------              ----------------
Nidec Corp.                                                       482,085                    31,833,103
                                                                ---------              ----------------
Nippon Electric Glass Co. Ltd.                                    403,475                     5,847,136
                                                                ---------              ----------------
Omron Corp.                                                       336,018                     7,480,764
                                                                ---------              ----------------
Phoenix Mecano AG                                                  27,811                    14,123,764
                                                                                       ----------------
                                                                                            109,881,141
                                                                                       ----------------

INTERNET SOFTWARE & SERVICES -- 2.1%
United Internet AG                                                373,308                     7,038,368
                                                                ---------              ----------------
Yahoo! Japan Corp.                                                106,081                    47,280,220
                                                                                       ----------------
                                                                                             54,318,588
                                                                                       ----------------

IT SERVICES -- 0.6%
Infosys Technologies Ltd.                                         436,578                    16,754,783
                                                                ---------              ----------------

OFFICE ELECTRONICS -- 0.7%
Canon, Inc.                                                       384,460                    17,207,958
                                                                ---------              ----------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
ASM International NV                                              425,995                     8,332,462
                                                                ---------              ----------------

SOFTWARE -- 4.2%
Autonomy Corp. plc (1)                                          1,697,699                    31,554,343
                                                                ---------              ----------------
Compugroup Holding AG (1)                                         598,485                    11,002,965
                                                                ---------              ----------------
Enix Corp.                                                        203,620                     6,769,394
                                                                ---------              ----------------
Nintendo Co. Ltd.                                                  76,425                    37,946,248
                                                                ---------              ----------------
Sage Group plc (The)                                            1,797,290                     6,999,856
                                                                ---------              ----------------
SAP AG                                                            282,362                    13,270,554
                                                                                       ----------------
                                                                                            107,543,360
                                                                                       ----------------

MATERIALS -- 7.2%
CHEMICALS -- 2.5%
Filtrona plc                                                    1,398,852                     5,274,255
                                                                ---------              ----------------
Nufarm Ltd.                                                     1,638,810                    24,386,826
                                                                ---------              ----------------
Sika AG                                                             6,646                    12,302,814
                                                                ---------              ----------------
Syngenta AG                                                        77,039                    22,092,636
                                                                                       ----------------
                                                                                             64,056,531
                                                                                       ----------------

METALS & MINING -- 4.7%
Companhia Vale do Rio Doce, Sponsored ADR                       1,714,400                    50,266,208
                                                                ---------              ----------------
Impala Platinum Holdings Ltd.                                     971,820                    40,334,684
                                                                ---------              ----------------
Rio Tinto plc                                                     276,832                    31,020,470
                                                                                       ----------------
                                                                                            121,621,362
                                                                                       ----------------

TELECOMMUNICATION SERVICES -- 1.0%
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
KDDI Corp.                                                          1,744                    10,552,455
                                                                ---------              ----------------
Vodafone Group plc                                              4,603,760                    14,775,329
                                                                                       ----------------
                                                                                             25,327,784
                                                                                       ----------------

UTILITIES -- 0.4%
ELECTRIC UTILITIES -- 0.4%
Fortum Oyj                                                        218,480                     9,109,204
                                                                                       ----------------
Total Common Stocks (Cost $1,689,955,834)                                                 2,406,882,611


                    5 | OPPENHEIMER INTERNATIONAL GRWOTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
PREFERRED STOCKS -- 0.8%
Ceres, Inc.:
Cv., Series C (1,4,5)                                             600,000              $      3,900,000
Cv., Series C-1 (1,4,5)                                            64,547                       419,556
Cv., Series D (1,4,5)                                             459,800                     2,988,700
Cv., Series F (1,4,5)                                           1,900,000                    12,350,000
                                                                                       ----------------
Total Preferred Stocks (Cost $17,766,988)                                                    19,658,256

                                                                  UNITS
                                                                ---------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Ceres, Inc., Cv. Series F Wts., Exp. 9/6/15 (1,4)                 380,000                            --
                                                                ---------              ----------------
Marshall Edwards, Inc. Wts.:
Exp. 7/11/10 (1)                                                  355,403                       268,829
                                                                                       ----------------
Exp. 8/6/12 (1)                                                    55,000                       278,132
                                                                                       ----------------
Total Rights, Warrants and Certificates (Cost $0)                                               546,961

                                                                                          SHARES
                                                                                        -----------
INVESTMENT COMPANY -- 5.6%
Oppenheimer Institutional Money Market Fund, CI.E,
3.99% (5,6) (Cost $145,668,606)                                                         145,668,606             145,668,606
                                                                                        -----------        ----------------

Total Investments, at Value (Cost $1,853,391,428)                                              99.5%          2,572,756,434
                                                                                        -----------        ----------------
Other Assets Net of Liabilities                                                                 0.5              12,219,329
                                                                                        -----------        ----------------
Net Assets                                                                                    100.0%       $  2,584,975,763
                                                                                        -----------        ----------------

Footnotes to Statement of Investments

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,731,348 or 0.80% of the Fund's net assets as of February 29, 2008.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of February 29, 2008 was $23,759,226, which represents 0.92% of the Fund's net assets, of which $11,409,226 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                          UNREALIZED
                                           ACQUISITION                                                   APPRECIATION
SECURITY                                       DATE               COST                VALUE             (DEPRECIATION)
---------------------------------------- ---------------  -------------------   -----------------       ---------------
Art Advanced Research Technologies, Inc.         6/19/01  $         7,500,000   $         338,021       $    (7,161,979)
Ceres Group, Inc., Cv., Series C-1        2/6/01-3/21/06              258,188             419,556               161,368
Ceres Group, Inc., Cv., Series C                  1/6/99            2,400,000           3,900,000             1,500,000
Ceres Group, Inc., Cv., Series D          3/15/01-3/9/06            2,758,800           2,988,700               229,900
Marshall Edwards, Inc.                   5/6/02-11/20/03            6,869,052           3,760,806            (3,108,246)
Oxagen Ltd.                                     12/20/00            2,210,700               2,143            (2,208,557)
                                                          -------------------   -----------------       ---------------
                                                          $        21,996,740    $     11,409,226       $   (10,587,514)
                                                          ===================   =================       ===============

                    6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES              GROSS              GROSS               SHARES
                                                     NOVEMBER 30, 2007      ADDITIONS          REDUCTIONS      FEBRUARY 29, 2008
                                                     -----------------  -----------------  -----------------  -------------------
Art Advanced Research Technologies, Inc.                     1,901,125                  -                  -            1,901,125
Art Advanced Research Technologies, Inc.                     1,721,500                  -                  -            1,721,500
Art Advanced Research Technologies, Inc.                     6,078,506                  -                  -            6,078,506
Art Advanced Research Technologies, Inc., Series 1           3,124,013                  -                  -            3,124,013
Art Advanced Research Technologies, Inc., Series 2             976,420                  -                  -              976,420
Ceres, Inc., Cv., Series C                                     600,000                  -                  -              600,000
Ceres, Inc., Cv., Series C-1                                    64,547                  -                  -               64,547
Ceres, Inc., Cv., Series D                                     459,800                  -                  -              459,800
Ceres, Inc., Cv., Series F                                   1,900,000                  -                  -            1,900,000
Novogen Ltd.                                                 6,618,140                  -                  -            6,618,140
Oppenheimer Institutional Money Market Fund, Cl. E         121,737,734        235,566,239        211,635,367          145,668,606
Ortivus AB, Cl. B                                            1,638,150                  -                  -            1,638,150

                                                                                       DIVIDEND
                                                                    VALUE               INCOME
                                                             ------------------   -----------------
Art Advanced Research Technologies, Inc.                     $          338,021   $               -
Art Advanced Research Technologies, Inc.                                306,083                   -
Art Advanced Research Technologies, Inc.                              1,080,761                   -
Art Advanced Research Technologies, Inc., Series 1                      555,451                   -
Art Advanced Research Technologies, Inc., Series 2                      173,608                   -
Ceres, Inc., Cv., Series C                                            3,900,000                   -
Ceres, Inc., Cv., Series C-1                                            419,556                   -
Ceres, Inc., Cv., Series D                                            2,988,700                   -
Ceres, Inc., Cv., Series F                                           12,350,000                   -
Novogen Ltd.                                                          6,596,685                   -
Oppenheimer Institutional Money Market Fund, Cl. E                  145,668,606           1,873,558
Ortivus AB, Cl. B                                                     1,430,021                   -
                                                             ------------------   -----------------
                                                             $      175,807,492   $       1,873,558
                                                             ==================   =================

6. Rate shown is the 7-day yield as of February 29, 2008.

                    7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of February 29, 2008:

                                                               INVESTMENTS IN      OTHER FINANCIAL
VALUATION INPUTS                                                 SECURITIES         INSTRUMENTS *
----------------                                             ------------------   -----------------
Level 1 - Quoted Prices                                      $      533,901,887   $              --
Level 2 - Other Significant Observable Inputs                     2,019,194,149                  --
Level 3 - Significant Unobservable Inputs                            19,660,398                  --
                                                             ------------------   -----------------
    TOTAL                                                    $    2,572,756,434   $              --
                                                             ==================   =================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEORAPHIC HOLDINGS                                       VALUE            PERCENT
------------------                                 ----------------    -------------
United Kingdom                                     $    440,332,058             17.1%
Japan                                                   348,031,140             13.5
Switzerland                                             324,812,421             12.6
France                                                  275,482,567             10.7
United States                                           183,208,805              7.1
Australia                                               156,881,367              6.1
Germany                                                 153,517,912              6.0
The Netherlands                                          82,631,560              3.2
Brazil                                                   76,758,686              3.0
Denmark                                                  74,463,373              2.9
India                                                    73,904,252              2.9
Italy                                                    67,392,812              2.6
Sweden                                                   56,715,732              2.2
Ireland                                                  45,581,265              1.8

                    8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

Spain                                                    41,186,910              1.6
South Africa                                             40,334,684              1.6
Norway                                                  29,815,491              1.2
Korea, Republic of South                                 25,528,714              1.0
Finland                                                  21,684,867              0.8
Lebanon                                                  17,764,821              0.7
Mexico                                                   12,791,680              0.5
Bermuda                                                  10,926,844              0.4
Jersey, Channel Islands                                  10,554,549              0.4
Canada                                                    2,453,924              0.1
                                                   ----------------    -------------
Total                                              $  2,572,756,434            100.0%
                                                   ================    =============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities'

                    9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                    10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENT FEBRUARY 29, 2008 / UNAUDITED

Federal tax cost of securities                  $   1,862,561,971
                                                =================
Gross unrealized appreciation                   $     828,494,277
Gross unrealized depreciation                        (118,299,814)
                                                -----------------
Net unrealized appreciation                     $     710,194,463
                                                =================

                    11 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer

Date:   04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer
Date:   04/16/2008

By:     /s/ Brian W. Wixted
        ---------------------------
        Brian W. Wixted
        Principal Financial Officer
Date:   04/16/2008